SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands		Sep. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Inventories		$ 1,162	$ 2,087
Ore Stockpiles [Member]
IfrsStatementLineItems [Line Items]
Inventories	[1]	487	587
Concentrate Inventory [Member]
IfrsStatementLineItems [Line Items]
Inventories	[1]	260	250
Materials and Supplies [Member]
IfrsStatementLineItems [Line Items]
Inventories	[2]	$ 415	$ 1,250

[1]	Change in inventories recorded in cost of sales (Note 11.a) excludes a currency translation adjustment of $10 (credit) for the nine months ended September 30, 2022 (December 31, 2021 – debit of $43).
[2]	Materials and supplies inventories were written down to net realizable value to align with current mining plans (Note 2). Amount of $532 was recorded in cost of sales for the nine months ended September 30, 2022 (recovery of $24 for the nine months ended September 30, 2021).